Leases (Tables)	12 Months Ended
Aug. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital Lease and Operating Lease
Minimum rental commitments at August 31, 2012, under all leases having an initial or remaining non-cancelable term of more than one year are shown below (in millions):

	Capital Lease	Operating Lease
2013	$16	$2,447
2014	12	2,437
2015	11	2,385
2016	11	2,325
2017	9	2,250
Later	158	23,996
Total minimum lease payments	$217	$35,840

Reserve for Facility Closings and Related Lease Termination Charges
The changes in reserve for facility closings and related lease termination charges include the following (in millions):

	Twelve Months Ended August 31
	2012	2011
Balance – beginning of period	$145	$151
Provision for present value of non-cancellable lease payments of closed facilities	6	49
Assumptions about future sublease income, terminations and changes in interest rates	(11)	(19)
Interest accretion	25	24
Cash payments, net of sublease income	(48)	(60)
Balance – end of period	$117	$145

Schedule of Rental Expense
Rental expense, which includes common area maintenance, insurance and taxes, was as follows (in millions):

	2012	2011	2010
Minimum rentals	$2,585	$2,506	$2,218
Contingent rentals	6	9	9
Less: Sublease rental income	(20)	(15)	(9)
	$2,571	$2,500	$2,218